Financial instruments - Exchange rate risk management (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 19,220,101		R$ 17,543,554
Financial liabilities	(75,063,166)		(94,897,365)
Net Financial Assets (Liabilities)	(55,843,065)		(77,353,811)
United States of America, Dollars | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,549,258)		(1,350,763)
United States of America, Dollars | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(69,843,971)		(83,004,915)
United States of America, Dollars | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(84,462)		(93,308)
United States of America, Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,585,475)		(10,448,379)
United States of America, Dollars | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,057,082		6,496,039
United States of America, Dollars | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,115,185		70,255
United States of America, Dollars | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,585,594		7,090,160
United States of America, Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 3,462,240		R$ 3,887,100
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon	24 years	24 years